INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 500.3	$ 523.5